Schedule of Investments
(unaudited)
June 30, 2024
BATS: Series I Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Pa r (000) Value
Asset-Backed Securities
(a)
Cayman Islands — 12.2%
(b)
Anchorage Capital CLO 6 Ltd., Series
2015-6A, Class AR3, (3-mo. CME
Term SOFR at 1.44% Floor +
1.44%), 6.76%, 04/22/34 ....... USD 250 $ 250,250
Apidos CLO XXII, Series 2015-22A,
Class A1R, (3-mo. CME Term SOFR
at 1.06% Floor + 1.32%), 6.65%,
04/20/31 ................. 188 188,240
Apidos CLO Xxv, Series 2016-25A,
Class A1R2, (3-mo. CME Term
SOFR at 1.15% Floor + 1.15%),
6.47%, 10/20/31 ............ 234 234,373
Barings CLO Ltd., Series 2019-3A,
Class A1R, (3-mo. CME Term SOFR
at 1.07% Floor + 1.33%), 6.66%,
04/20/31 ................. 250 250,202
Benefit Street Partners CLO XIX Ltd.,
Series 2019-19A, Class AR, (3-mo.
CME Term SOFR at 1.18% Floor +
1.18%), 6.50%, 01/15/33 ....... 250 250,195
Benefit Street Partners CLO XXI Ltd.,
Series 2020-21A, Class A1R, (3-mo.
CME Term SOFR at 1.17% Floor +
1.43%), 6.76%, 10/15/34 ....... 250 250,231
Betony CLO 2 Ltd., Series 2018-1A,
Class A1, (3-mo. CME Term SOFR
at 1.08% Floor + 1.34%), 6.67%,
04/30/31 ................. 192 192,490
BlueMountain CLO Ltd.
Series 2013-2A, Class A1R, (3-mo.
CME Term SOFR at 1.18% Floor
+ 1.44%), 6.77%, 10/22/30 ... 112 112,412
Series 2018-3A, Class A1R, (3-mo.
CME Term SOFR at 1.19% Floor
+ 1.19%), 6.51%, 10/25/30 ... 237 237,245
Series 2018-3A, Class BR, (3-mo.
CME Term SOFR at 1.85% Floor
+ 1.85%), 7.17%, 10/25/30 ... 100 100,174
Carlyle Global Market Strategies CLO
Ltd., Series 2014-1A, Class A1R2,
(3-mo. CME Term SOFR at 0.97%
Floor + 1.23%), 6.55%, 04/17/31 . 176 175,824
CBAM Ltd.
Series 2019-10A, Class A1R, (3-mo.
CME Term SOFR at 1.12% Floor
+ 1.38%), 6.71%, 04/20/32 ... 250 250,125
Series 2020-13A, Class A, (3-mo.
CME Term SOFR at 1.43% Floor
+ 1.69%), 7.02%, 01/20/34 ... 250 251,143
Cedar Funding XIV CLO Ltd., Series
2021-14A, Class A, (3-mo. CME
Term SOFR at 1.10% Floor +
1.36%), 6.69%, 07/15/33 ....... 250 250,439
CIFC Funding 2013-IV Ltd., Series
2013-4A, Class A1RR, (3-mo.
CME Term SOFR at 1.06% Floor +
1.32%), 6.65%, 04/27/31 ....... 210 210,136
CIFC Funding 2018-III Ltd., Series
2018-3A, Class A, (3-mo. CME Term
SOFR at 0.00% Floor + 1.36%),
6.69%, 07/18/31 ............ 231 231,208
CIFC Funding Ltd., Series 2018-1A,
Class A, (3-mo. CME Term SOFR
at 0.00% Floor + 1.26%), 6.59%,
04/18/31 ................. 201 200,921
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
Galaxy XVIII CLO Ltd., Series 2018-
28A, Class A1, (3-mo. CME Term
SOFR at 1.10% Floor + 1.36%),
6.69%, 07/15/31 ............ USD 183 $ 183,753
Madison Park Funding XVII Ltd.,
Series 2015-17A, Class AR2, (3-mo.
CME Term SOFR at 1.00% Floor +
1.26%), 6.59%, 07/21/30 ....... 205 205,408
Neuberger Berman CLO XIV Ltd.,
Series 2013-14A, Class AR2, (3-mo.
CME Term SOFR at 1.03% Floor +
1.29%), 6.62%, 01/28/30 ....... 144 144,558
OCP CLO Ltd.
Series 2014-7A, Class A1RR, (3-mo.
CME Term SOFR at 0.00% Floor
+ 1.38%), 6.71%, 07/20/29 ... 105 105,284
Series 2019-17A, Class A1R, (3-mo.
CME Term SOFR at 1.30% Floor
+ 1.30%), 6.63%, 07/20/32 ... 250 250,524
Series 2019-17A, Class AR2, (3-mo.
CME Term SOFR at 1.40% Floor
+ 1.40%), 0.00%, 07/20/37 ... 250 250,000
Palmer Square Loan Funding Ltd.,
Series 2022-2A, Class A1, (3-mo.
CME Term SOFR at 1.27% Floor +
1.27%), 6.60%, 10/15/30 ....... 166 166,137
Regatta XI Funding Ltd., Series 2018-
1A, Class A, (3-mo. CME Term
SOFR at 0.00% Floor + 1.33%),
6.65%, 07/17/31 ............ 195 195,326
Regatta XXVIII Funding Ltd., Series
2024-2A, Class A1, (3-mo. CME
Term SOFR at 1.55% Floor +
1.55%), 6.87%, 04/25/37 ....... 250 250,875
TRESTLES CLO II Ltd., Series 2018-
2A, Class A1R, (3-mo. CME Term
SOFR at 1.57% Floor + 1.57%),
6.89%, 07/25/37 ............ 250 250,441
Trestles CLO III Ltd., Series 2020-3A,
Class A1, (3-mo. CME Term SOFR
at 1.33% Floor + 1.59%), 6.92%,
01/20/33 ................. 250 250,141
Voya CLO Ltd., Series 2019-1A, Class
AR, (3-mo. CME Term SOFR at
1.06% Floor + 1.32%), 6.65%,
04/15/31 ................. 171 171,528
6,059,583
United States — 6.5%
College Avenue Student Loans LLC
Series 2021-A, Class A1, (1-mo.
CME Term SOFR at 1.10% Floor
+ 1.21%), 6.56%, 07/25/51
(b)
.. 46 46,137
Series 2021-C, Class A2, 2.32%,
07/26/55 ............... 132 116,389
Series 2023-A, Class A2, 5.33%,
05/25/55 ............... 95 94,203
EDvestinU Private Education Loan
Issue No. LLC, Series 2021-A, Class
A, 1.80%, 11/25/45 .......... 69 61,893
ELFI Graduate Loan Program LLC,
Series 2023-A, Class A, 6.37%,
02/04/48 ................. 96 97,582
Enterprise Fleet Financing LLC, Series
2022-3, Class A3, 4.29%, 07/20/29 132 129,353
Lendmark Funding Trust, Series 2024-
1A, Class D, 7.21%, 06/21/32 ... 110 111,565

Schedule of Investments
(unaudited) (continued)
June 30, 2024
BATS: Series I Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
Mariner Finance Issuance Trust, Series
2021-AA, Class A, 1.86%, 03/20/36 USD 100 $ 92,531
Navient Private Education Loan Trust
Series 2014-AA, Class A3, (1-mo.
CME Term SOFR at 1.60% Floor
+ 1.71%), 7.04%, 10/15/31
(b)
.. 58 58,513
Series 2017-A, Class B, 3.91%,
12/16/58 ............... 87 85,263
Navient Private Education Refi Loan
Trust
Series 2021-A, Class A, 0.84%,
05/15/69 ............... 178 157,164
Series 2021-DA, Class A, (US Prime
Rate at 0.00% Floor - 1.99%),
6.51%, 04/15/60
(b)
......... 92 88,928
Navient Student Loan Trust, Series
2023-BA, Class A1B, (SOFR 30 day
Average at 0.00% Floor + 1.70%),
7.03%, 03/15/72
(b)
........... 87 87,807
Nelnet Student Loan Trust
Series 2021-A, Class APT2, 1.36%,
04/20/62 ............... 46 41,652
Series 2021-BA, Class AFL, (1-mo.
CME Term SOFR at 0.00% Floor
+ 0.89%), 6.23%, 04/20/62
(b)
.. 92 91,012
Series 2021-CA, Class AFL, (1-mo.
CME Term SOFR at 0.00% Floor
+ 0.85%), 6.19%, 04/20/62
(b)
.. 92 91,662
OneMain Financial Issuance Trust
Series 2023-2A, Class A2, (SOFR
30 day Average at 0.00% Floor +
1.50%), 6.83%, 09/15/36
(b)
... 125 126,572
Series 2023-2A, Class B, 6.17%,
09/15/36 ............... 125 127,092
PFS Financing Corp., Series 2021-B,
Class B, 1.09%, 08/15/26 ...... 101 100,308
Regional Management Issuance Trust
Series 2021-1, Class A, 1.68%,
03/17/31 ............... 82 79,732
Series 2021-2, Class A, 1.90%,
08/15/33 ............... 100 90,792
SMB Private Education Loan Trust
Series 2018-C, Class A2A, 3.63%,
11/15/35 ............... 61 58,798
Series 2021-A, Class A2A1, (1-mo.
CME Term SOFR at 0.00% Floor
+ 0.84%), 6.17%, 01/15/53
(b)
.. 94 93,487
Series 2021-A, Class A2B, 1.59%,
01/15/53 ............... 94 84,115
Series 2021-C, Class APT1, 1.39%,
01/15/53 ............... 54 47,680
Series 2021-C, Class B, 2.30%,
01/15/53 ............... 149 139,418
Series 2022-A, Class APT, 2.85%,
11/16/54 ............... 95 86,619
Series 2022-D, Class B, 6.15%,
10/15/58 ............... 86 85,735
Series 2023-A, Class A1B, (SOFR
30 day Average at 1.50% Floor +
1.50%), 6.83%, 01/15/53
(b)
... 93 94,197
Series 2023-B, Class A1B, (SOFR
30 day Average at 1.80% Floor +
1.80%), 7.13%, 10/16/56
(b)
... 107 108,940
Series 2023-C, Class A1A, 5.67%,
11/15/52 ............... 153 154,416
Security
Par (000)
Par (000) Value
United States (continued)
Series 2024-A, Class A1A, 5.24%,
03/15/56 ............... USD 132 $ 131,168
Series 2024-A, Class A1B, (SOFR
30 day Average at 1.45% Floor +
1.45%), 6.78%, 03/15/56
(b)
... 98 98,946
SoFi Professional Loan Program LLC,
Series 2017-E, Class B, 3.49%,
11/26/40 .................. 88 85,496
3,245,165
Total Asset-Backed Securities — 18.7%
(Cost: $ 9,272,486 ) .............................. 9,304,748
Corporate Bonds
Australia — 0.4%
(a)
FMG Resources August 2006 Pty. Ltd. ,
6.13%
,
04/15/32 ............ 100 98,869
Mineral Resources Ltd. , 8.00%
,
11/01/27 .................. 100 102,307
201,176
Austria — 0.2%
ams-OSRAM AG , 10.50%
,
03/30/29
(c)
EUR 100 112,048
Canada — 1.0%
1011778 BC ULC , 4.00%
,
10/15/30
(a)
USD 100 88,030
Air Canada , 3.88%
,
08/15/26
(a)
..... 2 1,902
Bombardier, Inc. , 8.75%
,
11/15/30
(a)
. 100 108,078
Methanex Corp. , 5.13%
,
10/15/27 ... 100 96,458
Open Text Corp. , 3.88%
,
02/15/28
(a)
. 100 92,566
Parkland Corp. , 4.63%
,
05/01/30
(a)
.. 100 91,205
478,239
Czech Republic — 0.2%
Allwyn Entertainment Financing UK plc ,
7.25%
,
04/30/30
(c)
........... EUR 100 113,119
Denmark — 0.2%
Danske Bank A/S , (3-mo. EURIBOR +
0.65%), 4.55%
,
04/10/27
(b) (c)
.... 100 107,212
Finland — 0.2%
Citycon Treasury BV , 1.63%
,
03/12/28
(c)
100 91,527
France — 3.0%
(c)
Altice France SA , 5.88%
,
02/01/27 .. 100 80,775
Banijay Entertainment SASU , 7.00%
,
05/01/29 ................. 100 111,647
Banque Federative du Credit Mutuel
SA , (3-mo. EURIBOR + 0.64%),
4.42%
,
03/05/27
(b)
........... 200 215,004
Bertrand Franchise Finance SAS ,
(3-mo. EURIBOR at 0.00% Floor +
3.75%), 7.49%
,
07/18/30
(b)
..... 100 107,566
BPCE SA
(b)
(3-mo. EURIBOR + 0.39%), 4.16% ,
03/06/26 ............... 100 107,105
(3-mo. EURIBOR + 0.61%), 4.37% ,
03/08/27 ............... 100 107,337
Credit Agricole SA , 3.75%
,
01/22/34 . 100 106,866
Goldstory SAS , (3-mo. EURIBOR
at 0.00% Floor + 4.00%), 7.84%
,
02/01/30
(b)
................ 100 107,631
Iliad Holding SASU , 6.88%
,
04/15/31 100 108,691
iliad SA , 5.38%
,
02/15/29 ........ 100 108,918

Schedule of Investments
(unaudited) (continued)
June 30, 2024
BATS: Series I Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
France (continued)
Lion/Polaris Lux 4 SA , (3-mo.
EURIBOR + 3.63%), 7.34%
,
07/01/29
(b)
................ EUR 100 $ 107,095
Societe Generale SA , (3-mo. EURIBOR
+ 0.50%), 4.39%
,
01/19/26
(b)
.... 100 107,390
Worldline SA , 0.00%
,
07/30/26
(d) (e)
.. 100 98,884
1,474,909
Germany — 5.4%
(c)
Aroundtown SA , 0.38%
,
04/15/27 ... 100 92,835
Bayer AG , (5-Year EUR Swap Annual +
3.75%), 4.50%
,
03/25/82
(b)
..... 100 103,007
Cheplapharm Arzneimittel GmbH ,
7.50%
,
05/15/30 ............ 100 112,009
Commerzbank AG
(b)
(5-Year EUR Swap Annual +
6.36%), 6.13%
(f)
.......... 200 212,182
(3-mo. EURIBOR + 0.70%), 4.44% ,
03/12/27 ............... 100 107,495
EnBW International Finance BV , 3.85%
,
05/23/30 ................. 23 25,046
Eurogrid GmbH , 3.92%
,
02/01/34 ... 100 106,718
Fraport AG Frankfurt Airport Services
Worldwide , 4.25%
,
06/11/32 .... 50 53,968
Gruenenthal GmbH , 6.75%
,
05/15/30 100 112,455
HT Troplast GmbH , 9.38%
,
07/15/28 . 100 104,889
IHO Verwaltungs GmbH
(g)
3.75% , ( 3.75 % Cash or 4.50 % PIK),
09/15/26 ............... 100 105,483
8.75% , ( 8.75 % Cash or 9.50 % PIK),
05/15/28
(b)
.............. 100 114,586
Mahle GmbH , 2.38%
,
05/14/28 .... 100 94,882
Sartorius Finance BV , 4.88%
,
09/14/35 100 111,320
Siemens Financieringsmaatschappij
NV , 3.13%
,
05/22/32 ......... 100 105,472
TK Elevator Holdco GmbH , 6.63%
,
07/15/28 ................. 90 92,795
Traton Finance Luxembourg SA , (3-mo.
EURIBOR at 0.00% Floor + 1.00%),
4.90%
,
01/21/26
(b)
........... 100 107,716
TUI AG , 5.88%
,
03/15/29 ........ 100 108,701
TUI Cruises GmbH , 6.50%
,
05/15/26 90 98,143
Volkswagen International Finance NV
(b)
(3-mo. EURIBOR + 0.65%), 4.35% ,
03/27/26 ............... 100 107,509
(9-Year EUR Swap Annual +
3.96%), 3.88%
(f)
.......... 100 99,679
Volkswagen Leasing GmbH , 4.75%
,
09/25/31 ................. 100 112,360
Wintershall Dea Finance BV , 1.33%
,
09/25/28 ................. 200 191,879
ZF Europe Finance BV
4.75% , 01/31/29 ............ 100 107,363
6.13% , 03/13/29 ............ 100 113,151
2,701,643
Ireland — 0.4%
Bank of Ireland Group plc , (5-Year EUR
Swap Annual + 6.43%), 6.00%
(b) (c) (f)
200 213,655
Israel — 0.5%
Teva Pharmaceutical Finance
Netherlands II BV
7.38% , 09/15/29 ............ 100 118,501
Security
Par (000)
Par (000) Value
Israel (continued)
7.88% , 09/15/31 ............ EUR 100 $ 123,159
241,660
Italy — 2.6%
(c)
Azzurra Aeroporti SpA , 2.63%
,
05/30/27 ................. 100 101,230
Banca Monte dei Paschi di Siena SpA ,
(5-Year EURIBOR ICE Swap Rate
at 0.00% Floor + 5.01%), 7.71%
,
01/18/28
(b)
................ 100 112,900
Cedacri Mergeco SpA , (3-mo.
EURIBOR at 0.00% Floor + 5.50%),
9.33%
,
05/15/28
(b)
........... 100 107,229
Engineering - Ingegneria Informatica -
SpA , 11.13%
,
05/15/28 ........ 100 110,417
Eni SpA , 3.88%
,
01/15/34 ........ 100 106,031
FIS Fabbrica Italiana Sintetici SpA ,
5.63%
,
08/01/27 ............ 100 104,822
Intesa Sanpaolo SpA , (5-Year EUR
Swap Annual + 5.85%), 5.50%
(b) (f)
. 250 255,839
Lottomatica SpA , 5.38%
,
06/01/30 .. 100 108,434
Nexi SpA , 0.00%
,
02/24/28
(d) (e)
..... 200 182,587
Pachelbel Bidco SpA , (3-mo. EURIBOR
at 0.00% Floor + 4.25%), 8.07%
,
05/17/31
(b)
................ 100 108,583
1,298,072
Japan — 0.4%
SoftBank Group Corp.
(c)
4.00% , 09/19/29 ............ 100 100,851
3.88% , 07/06/32 ............ 100 95,850
196,701
Jersey, Channel Islands — 0.3%
Aston Martin Capital Holdings Ltd. ,
10.38%
,
03/31/29
(c)
.......... GBP 100 125,462
Luxembourg — 1.4%
Altice Financing SA , 9.63%
,
07/15/27
(a)
USD 200 183,259
Cidron Aida Finco SARL , 6.25%
,
04/01/28
(c)
................ GBP 100 116,993
Ephios Subco 3 SARL , 7.88%
,
01/31/31
(c)
................ EUR 100 113,866
INEOS Finance plc , 6.38%
,
04/15/29
(c)
100 110,174
Intelsat Jackson Holdings SA , 6.50%
,
03/15/30
(a)
................ USD 100 93,037
Kleopatra Finco SARL , 4.25%
,
03/01/26
(c)
................ EUR 100 94,056
711,385
Netherlands — 2.5%
Boels Topholding BV , 5.75%
,
05/15/30
(c)
................ 100 108,487
Cooperatieve Rabobank UA , (3-mo.
EURIBOR + 1.15%), 4.23%
,
04/25/29
(b) (c)
............... 100 109,311
ING Groep NV
(b)(c)
(3-mo. EURIBOR + 1.60%), 4.50% ,
05/23/29 ............... 100 109,690
(USISSO05 + 4.36%), 8.00%
(f)
.. USD 200 203,910
Q-Park Holding I BV , 5.13%
,
02/15/30
(c)
EUR 100 106,827
REWE International Finance BV ,
4.88%
,
09/13/30
(c)
........... 100 111,280
Titan Holdings II BV , 5.13%
,
07/15/29
(c)
100 108,236
VZ Secured Financing BV , 5.00%
,
01/15/32
(a)
................ USD 200 170,534

Schedule of Investments
(unaudited) (continued)
June 30, 2024
BATS: Series I Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Netherlands (continued)
VZ Vendor Financing II BV , 2.88%
,
01/15/29
(c)
................ EUR 100 $ 92,284
Ziggo BV , 2.88%
,
01/15/30
(c)
...... 100 93,781
1,214,340
Norway — 0.2%
Var Energi ASA , (5-Year EURIBOR
ICE Swap Rate + 4.77%), 7.86%
,
11/15/83
(b) (c)
............... 100 116,198
Portugal — 0.4%
EDP - Energias de Portugal SA
(b)(c)
(5-Year EURIBOR ICE Swap Rate
+ 2.05%), 4.75% , 05/29/54 ... 100 106,426
(5-Year EUR Swap Annual +
1.84%), 1.70% , 07/20/80 .... 100 104,150
210,576
Romania — 0.2%
RCS & RDS SA , 3.25%
,
02/05/28
(c)
.. 100 99,847
Spain — 1.7%
(c)
Banco de Credito Social Cooperativo
SA , (1-Year EURIBOR ICE Swap
Rate + 4.27%), 7.50%
,
09/14/29
(b)
100 118,605
Banco de Sabadell SA , (1-Year EUR
Swap Annual + 1.60%), 4.00%
,
01/15/30
(b)
................ 100 108,046
CaixaBank SA , (5-Year EUR Swap
Annual + 6.35%), 5.88%
(b) (f)
..... 200 209,713
Kaixo Bondco Telecom SA , 5.13%
,
09/30/29 ................. 100 103,882
Naturgy Finance Iberia SA , (5-Year
EUR Swap Annual + 2.44%),
2.37%
(b) (f)
................. 100 101,481
Repsol International Finance BV , (5-
Year EUR Swap Annual + 4.41%),
4.25%
(b) (f)
................. 100 105,302
Telefonica Europe BV , (7-Year EUR
Swap Annual + 3.35%), 6.14%
(b) (f)
. 100 112,175
859,204
Sweden — 0.8%
Fastighets AB Balder , 1.13%
,
01/29/27
(c)
................ 100 97,058
Heimstaden Bostad Treasury BV ,
1.38%
,
03/03/27
(c)
........... 100 92,865
Stena International SA , 7.25%
,
01/15/31
(a)
................ USD 200 204,436
394,359
Switzerland — 0.7%
ABB Finance BV , 0.00%
,
01/19/30
(c)
. EUR 100 89,949
Julius Baer Group Ltd. , (5-Year US
Treasury Yield Curve Rate T
Note Constant Maturity + 4.62%),
4.88%
(b) (c) (f)
................ USD 200 185,270
VistaJet Malta Finance plc , 9.50%
,
06/01/28
(a)
................ 100 87,662
362,881
United Kingdom — 6.8%
Ardonagh Finco Ltd. , 6.88%
,
02/15/31
(c)
EUR 100 104,240
Barclays plc
(b)
(3-mo. EURIBOR + 1.00%), 4.81% ,
05/12/26
(c)
.............. 100 107,712
Security
Par (000)
Par (000) Value
United Kingdom (continued)
(3-mo. EURIBOR + 0.80%), 4.62% ,
05/08/28
(c)
.............. EUR 100 $ 107,228
(BPSWS5 + 5.64%), 9.25%
(f)
... GBP 200 262,111
(1-Year EUR Swap Annual +
1.75%), 4.92% , 08/08/30
(c)
... EUR 100 111,431
BCP V Modular Services Finance II plc ,
6.13%
,
11/30/28
(c)
........... GBP 100 115,286
Bellis Acquisition Co. plc , 8.13%
,
05/14/30
(c)
................ 116 146,452
British Telecommunications plc
(c)
4.25% , 01/06/33 ............ EUR 100 110,174
(5-Year U.K. Government Bonds
Note Generic Bid Yield + 3.82%),
8.38% , 12/20/83
(b)
......... GBP 100 134,340
Centrica plc , (5-Year U.K. Government
Bonds Note Generic Bid Yield +
2.51%), 6.50%
,
05/21/55
(b) (c)
.... 100 127,674
CK Hutchison Group Telecom Finance
SA , 2.63%
,
10/17/34
(c)
........ 200 184,288
CPUK Finance Ltd. , 3.59%
,
08/28/25
(c)
100 123,378
Galaxy Bidco Ltd. , 6.50%
,
07/31/26
(c)
100 124,514
Heathrow Finance plc , 4.13%
,
09/01/29
(c) (h)
............... 100 114,596
HSBC Holdings plc , (3-mo. EURIBOR +
1.00%), 4.70%
,
09/24/26
(b) (c)
.... EUR 100 107,912
INEOS Quattro Finance 2 plc , 8.50%
,
03/15/29
(c)
................ 100 113,387
Kier Group plc , 9.00%
,
02/15/29
(c)
... GBP 100 129,412
Market Bidco Finco plc , 5.50%
,
11/04/27
(c)
................. 100 116,931
Motability Operations Group plc ,
0.13%
,
07/20/28
(c)
........... EUR 100 93,422
Motion Finco SARL , 7.38%
,
06/15/30
(c)
200 222,758
Pinewood Finco plc , 6.00%
,
03/27/30
(c)
GBP 100 124,198
Pinnacle Bidco plc , 10.00%
,
10/11/28
(c)
100 134,153
Virgin Media Secured Finance plc ,
5.25%
,
05/15/29
(c)
........... 100 114,794
Vmed O2 UK Financing I plc , 4.75%
,
07/15/31
(a)
................ USD 200 168,675
Vodafone Group plc , Series 60NC10 ,
(5-Year EUR Swap Annual +
3.48%), 3.00%
,
08/27/80
(b) (c)
.... EUR 200 193,512
3,392,578
United States — 27.5%
Albertsons Cos., Inc. , 6.50%
,
02/15/28
(a)
................ USD 100 100,474
Allied Universal Holdco LLC
4.88% , 06/01/28
(c)
........... GBP 100 113,611
7.88% , 02/15/31
(a)
........... USD 100 100,260
Ally Financial, Inc. , 5.75%
,
11/20/25 . 5 4,968
AMC Networks, Inc. , 4.25%
,
02/15/29 100 67,462
American Airlines, Inc. , 5.75%
,
04/20/29
(a)
................ 100 97,287
American Axle & Manufacturing, Inc. ,
6.88%
,
07/01/28 ............ 100 99,805
American Tower Corp. , 3.38%
,
10/15/26 ................. 73 69,718
AmeriGas Partners LP , 9.38%
,
06/01/28
(a)
................ 100 102,645
Antero Midstream Partners LP , 5.38%
,
06/15/29
(a)
................ 100 96,936
Ardagh Packaging Finance plc , 2.13%
,
08/15/26
(c)
................ EUR 100 88,783

Schedule of Investments
(unaudited) (continued)
June 30, 2024
BATS: Series I Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
Ares Capital Corp.
3.88% , 01/15/26 ............ USD 5 $ 4,828
2.15% , 07/15/26 ............ 2 1,848
7.00% , 01/15/27 ............ 29 29,486
Asbury Automotive Group, Inc. , 5.00%
,
02/15/32
(a)
................ 100 90,601
Avantor Funding, Inc. , 4.63%
,
07/15/28
(a)
................ 100 95,160
Avis Budget Car Rental LLC , 8.00%
,
02/15/31
(a)
................ 100 99,031
Bank of America Corp.
(b)
(3-mo. CME Term SOFR + 1.07%),
3.37% , 01/23/26 .......... 3 2,959
(1-day SOFR + 1.33%), 3.38% ,
04/02/26 ............... 5 4,910
(1-day SOFR + 0.96%), 1.73% ,
07/22/27 ............... 107 99,181
(3-mo. CME Term SOFR + 1.47%),
3.97% , 02/07/30 .......... 47 44,510
(3-mo. CME Term SOFR + 1.44%),
3.19% , 07/23/30 .......... 38 34,505
(3-mo. EURIBOR + 0.79%), 0.69% ,
03/22/31
(c)
.............. EUR 200 180,435
Blackstone Private Credit Fund , 7.05%
,
09/29/25 ................. USD 6 6,058
Blackstone Secured Lending Fund ,
5.88%
,
11/15/27 ............ 25 24,818
Boxer Parent Co., Inc. , 6.50%
,
10/02/25
(c)
................ EUR 100 107,095
BP Capital Markets plc , 1.57%
,
02/16/27
(c)
................ 100 102,421
Builders FirstSource, Inc. , 6.38%
,
06/15/32
(a)
................ USD 100 100,144
Caesars Entertainment, Inc. , 6.50%
,
02/15/32
(a)
................ 100 100,490
Carnival Corp. , 7.00%
,
08/15/29
(a)
... 100 103,407
CCO Holdings LLC
5.13% , 05/01/27
(a)
........... 100 96,015
5.00% , 02/01/28
(a)
........... 100 93,489
4.75% , 02/01/32
(a)
........... 100 81,897
4.50% , 05/01/32 ............ 100 80,542
Charles River Laboratories
International, Inc. , 4.00%
,
03/15/31
(a)
100 89,190
Charter Communications Operating
LLC , 4.91%
,
07/23/25 ......... 2 1,981
Chemours Co. (The) , 5.75%
,
11/15/28
(a)
100 92,325
Churchill Downs, Inc. , 6.75%
,
05/01/31
(a)
................ 100 100,541
Citigroup, Inc. , (1-day SOFR + 2.84%),
3.11%
,
04/08/26
(b)
........... 8 7,838
Clarios Global LP , 6.75%
,
05/15/28
(a)
. 100 101,205
Clear Channel Outdoor Holdings, Inc. ,
5.13%
,
08/15/27
(a)
........... 100 95,498
Cleveland-Cliffs, Inc. , 7.00%
,
03/15/32
(a)
................ 100 98,868
Comstock Resources, Inc. , 6.75%
,
03/01/29
(a)
................ 100 96,912
Coty, Inc. , 5.00%
,
04/15/26
(a)
...... 100 98,680
Dana, Inc. , 4.25%
,
09/01/30 ...... 100 87,294
Delta Air Lines, Inc. , 7.38%
,
01/15/26 100 102,001
Diamondback Energy, Inc. , 3.50%
,
12/01/29 ................. 27 24,899
DirecTV Financing LLC , 5.88%
,
08/15/27
(a)
................ 100 94,059
Security
Par (000)
Par (000) Value
United States (continued)
DT Midstream, Inc. , 4.13%
,
06/15/29
(a)
USD 100 $ 92,385
Duke Energy Corp. , 3.10%
,
06/15/28 EUR 100 104,504
Energizer Holdings, Inc. , 4.38%
,
03/31/29
(a)
................ USD 100 90,465
EnLink Midstream LLC , 5.38%
,
06/01/29 ................. 100 97,658
EnLink Midstream Partners LP , 4.85%
,
07/15/26 ................. 4 3,926
Entegris, Inc. , 4.75%
,
04/15/29
(a)
... 100 95,676
EQT Corp. , 3.13%
,
05/15/26
(a)
..... 52 49,691
Equinix, Inc.
1.80% , 07/15/27 ............ 15 13,553
2.00% , 05/15/28 ............ 15 13,284
FirstEnergy Corp. , Series B , 4.15%
,
07/15/27
(h)
................ 78 74,845
Freedom Mortgage Holdings LLC ,
9.25%
,
02/01/29
(a)
........... 100 99,935
Frontier Communications Holdings
LLC
(a)
5.00% , 05/01/28 ............ 100 94,210
8.75% , 05/15/30 ............ 100 103,044
Gen Digital, Inc. , 6.75%
,
09/30/27
(a)
. 100 101,269
General Motors Financial Co., Inc. ,
5.80%
,
01/07/29 ............ 72 72,641
Goldman Sachs Group, Inc. (The)
(1-day SOFR + 0.79%), 1.09% ,
12/09/26
(b)
.............. 109 101,893
(1-day SOFR + 0.82%), 1.54% ,
09/10/27
(b)
.............. 82 75,313
(1-day SOFR + 0.91%), 1.95% ,
10/21/27
(b)
.............. 5 4,617
(1-day SOFR + 1.85%), 3.62% ,
03/15/28
(b)
.............. 104 99,442
2.00% , 03/22/28
(c)
........... EUR 25 25,420
0.88% , 05/09/29
(c)
........... 100 94,089
(1-day SOFR + 1.27%), 5.73% ,
04/25/30
(b)
.............. USD 59 60,048
Goodyear Tire & Rubber Co. (The) ,
5.00%
,
07/15/29 ............ 100 93,079
Gray Television, Inc. , 7.00%
,
05/15/27
(a)
100 92,070
Hanesbrands, Inc. , 9.00%
,
02/15/31
(a)
100 104,774
HAT Holdings I LLC , 3.38%
,
06/15/26
(a)
7 6,601
HCA, Inc. , 5.63%
,
09/01/28 ....... 74 74,660
Hertz Corp. (The) , 5.00%
,
12/01/29
(a)
100 61,411
Hess Midstream Operations LP , 5.63%
,
02/15/26
(a)
................ 100 99,246
Hilcorp Energy I LP , 8.38%
,
11/01/33
(a)
100 106,576
Hilton Domestic Operating Co., Inc. ,
5.75%
,
05/01/28
(a)
........... 100 99,503
Hilton Grand Vacations Borrower
Escrow LLC , 5.00%
,
06/01/29
(a)
.. 100 93,245
Honeywell International, Inc. , 3.75%
,
05/17/32 ................. EUR 100 107,359
Hyatt Hotels Corp. , 5.38%
,
04/23/25
(h)
USD 3 2,988
Intercontinental Exchange, Inc. , 3.63%
,
09/01/28
(a)
................ 11 10,369
Iron Mountain, Inc.
(a)
7.00% , 02/15/29 ............ 100 101,759
4.50% , 02/15/31 ............ 100 90,268
JPMorgan Chase & Co.
(b)
(1-day SOFR + 0.49%), 0.77% ,
08/09/25 ............... 7 6,962
(1-day SOFR + 1.33%), 6.07% ,
10/22/27 ............... 19 19,332

Schedule of Investments
(unaudited) (continued)
June 30, 2024
BATS: Series I Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
(1-day SOFR + 1.19%), 5.04% ,
01/23/28 ............... USD 9 $ 8,951
(3-mo. CME Term SOFR + 1.52%),
4.20% , 07/23/29 .......... 102 98,161
(3-mo. EURIBOR + 1.28%), 4.46% ,
11/13/31
(c)
.............. EUR 100 111,400
Kohl's Corp. , 4.63%
,
05/01/31
(h)
.... USD 100 83,653
Kronos International, Inc. , 9.50%
,
03/15/29
(c)
................ EUR 100 116,088
L3Harris Technologies, Inc.
4.40% , 06/15/28 ............ USD 25 24,280
5.05% , 06/01/29 ............ 50 49,648
Lamar Media Corp. , 4.88%
,
01/15/29 100 96,093
Las Vegas Sands Corp.
3.50% , 08/18/26 ............ 5 4,770
5.90% , 06/01/27 ............ 25 25,133
Live Nation Entertainment, Inc. , 6.50%
,
05/15/27
(a)
................ 100 100,573
Macy's Retail Holdings LLC , 5.88%
,
03/15/30
(a)
................ 100 95,913
Match Group Holdings II LLC , 5.00%
,
12/15/27
(a)
................ 100 95,864
Medline Borrower LP , 3.88%
,
04/01/29
(a)
................ 100 92,091
MGM Resorts International , 5.75%
,
06/15/25 ................. 100 99,674
Morgan Stanley
(b)
Series I , (1-day SOFR + 0.75%),
0.86% , 10/21/25 .......... 3 2,953
(1-day SOFR + 0.56%), 1.16% ,
10/21/25 ............... 24 23,653
(3-mo. EURIBOR + 0.65%), 4.36% ,
03/19/27 ............... EUR 200 214,754
(1-day SOFR + 0.88%), 1.59% ,
05/04/27 ............... USD 27 25,171
(1-day SOFR + 1.01%), 5.65% ,
04/13/28 ............... 98 98,971
(3-mo. EURIBOR + 1.30%), 4.66% ,
03/02/29 ............... EUR 100 110,422
National Grid North America, Inc. ,
4.67%
,
09/12/33
(c)
........... 100 111,289
NCL Corp. Ltd. , 8.38%
,
02/01/28
(a)
.. USD 100 104,494
Nestle Finance International Ltd. ,
1.25%
,
11/02/29
(c)
........... EUR 100 97,461
Newell Brands, Inc. , 5.70%
,
04/01/26
(h)
USD 100 98,770
Nexstar Media, Inc. , 5.63%
,
07/15/27
(a)
100 95,001
NGL Energy Operating LLC , 8.13%
,
02/15/29
(a)
................ 100 101,891
Novelis Corp. , 3.88%
,
08/15/31
(a)
... 100 86,578
NRG Energy, Inc. , 5.25%
,
06/15/29
(a)
100 95,974
NuStar Logistics LP , 6.00%
,
06/01/26 100 99,845
Occidental Petroleum Corp. , 8.50%
,
07/15/27 ................. 5 5,356
OI European Group BV , 6.25%
,
05/15/28
(c)
................ EUR 100 110,709
Olympus Water US Holding Corp. ,
9.63%
,
11/15/28
(c)
........... 100 114,739
Oracle Corp. , 2.30%
,
03/25/28 ..... USD 83 75,041
Organon & Co.
2.88% , 04/30/28
(c)
........... EUR 100 100,685
5.13% , 04/30/31
(a)
........... USD 200 179,651
Outfront Media Capital LLC , 4.25%
,
01/15/29
(a)
................ 100 91,182
Security
Par (000)
Par (000) Value
United States (continued)
Pacific Gas & Electric Co.
3.40% , 08/15/24 ............ USD 2 $ 1,993
3.30% , 12/01/27 ............ 100 93,217
Park Intermediate Holdings LLC ,
4.88%
,
05/15/29
(a)
........... 100 93,772
PennyMac Financial Services, Inc. ,
7.88%
,
12/15/29
(a)
........... 100 103,118
Performance Food Group, Inc. , 4.25%
,
08/01/29
(a)
................ 100 91,041
Pilgrim's Pride Corp.
3.50% , 03/01/32 ............ 100 85,044
6.88% , 05/15/34 ............ 50 53,213
Post Holdings, Inc. , 4.63%
,
04/15/30
(a)
100 91,892
Prime Security Services Borrower LLC ,
5.75%
,
04/15/26
(a)
........... 100 99,240
Rocket Mortgage LLC , 3.63%
,
03/01/29
(a)
................ 100 90,713
RTX Corp. , 2.15%
,
05/18/30 ...... EUR 100 97,034
SCIL IV LLC , 9.50%
,
07/15/28
(c)
.... 100 115,732
Seagate HDD Cayman , 9.63%
,
12/01/32 ................. USD 100 114,064
Sealed Air Corp. , 6.13%
,
02/01/28
(a)
. 100 99,759
Sensata Technologies, Inc. , 3.75%
,
02/15/31
(a)
................ 100 87,160
Service Properties Trust
4.75% , 10/01/26 ............ 100 93,700
3.95% , 01/15/28 ............ 100 83,748
Sirius XM Radio, Inc.
(a)
3.13% , 09/01/26 ............ 100 94,084
4.00% , 07/15/28 ............ 100 90,335
Solventum Corp. , 5.45%
,
02/25/27
(a)
. 88 87,914
Southwestern Energy Co. , 5.38%
,
02/01/29 ................. 100 97,201
Sprint Capital Corp. , 6.88%
,
11/15/28 83 87,988
Standard Industries, Inc. , 4.75%
,
01/15/28
(a)
................ 100 95,149
Starwood Property Trust, Inc. , 7.25%
,
04/01/29
(a)
................ 100 101,072
Sunoco LP , 4.50%
,
04/30/30 ...... 100 92,503
Tallgrass Energy Partners LP , 7.38%
,
02/15/29
(a)
................ 100 100,489
TEGNA, Inc. , 4.63%
,
03/15/28 ..... 100 90,105
Tenet Healthcare Corp. , 6.75%
,
05/15/31 ................. 100 101,501
T-Mobile USA, Inc. , 2.25%
,
02/15/26 . 5 4,748
TransDigm, Inc.
4.63% , 01/15/29 ............ 100 93,304
6.38% , 03/01/29
(a)
........... 100 100,504
Travel + Leisure Co. , 6.63%
,
07/31/26
(a)
100 100,756
United Airlines Pass-Through Trust ,
Series 2013-1 , Class A , 4.30%
,
08/15/25 ................. 11 10,400
United Airlines, Inc. , 4.38%
,
04/15/26
(a)
100 96,601
United Rentals North America, Inc. ,
5.50%
,
05/15/27 ............ 100 99,230
United Wholesale Mortgage LLC ,
5.50%
,
11/15/25
(a)
........... 100 99,277
Univision Communications, Inc. , 8.00%
,
08/15/28
(a)
................ 100 97,523
USA Compression Partners LP , 7.13%
,
03/15/29
(a)
................ 100 100,761
VF Corp. , 2.40%
,
04/23/25 ....... 3 2,916

Schedule of Investments
(unaudited) (continued)
June 30, 2024
BATS: Series I Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
VICI Properties LP
4.38% , 05/15/25 ............ USD 4 $ 3,947
4.63% , 06/15/25
(a)
........... 3 2,961
4.50% , 09/01/26
(a)
........... 3 2,915
5.75% , 02/01/27
(a)
........... 15 15,000
3.75% , 02/15/27
(a)
........... 93 88,330
3.88% , 02/15/29
(a)
........... 54 49,914
Vistra Operations Co. LLC , 5.63%
,
02/15/27
(a)
................ 100 98,324
VMware LLC , 3.90%
,
08/21/27 ..... 93 89,229
Walgreens Boots Alliance, Inc. , 3.45%
,
06/01/26 ................. 100 94,088
Wells Fargo & Co.
(1-day SOFR + 1.32%), 3.91% ,
04/25/26
(b)
.............. 4 3,940
(1-day SOFR + 2.10%), 2.39% ,
06/02/28
(b)
.............. 59 54,338
(1-day SOFR + 1.50%), 5.20% ,
01/23/30
(b)
.............. 98 97,589
0.63% , 03/25/30
(c)
........... EUR 100 90,203
WRKCo, Inc. , 4.00%
,
03/15/28 ..... USD 52 49,793
Xerox Holdings Corp. , 5.50%
,
08/15/28
(a)
................ 100 86,135
13,667,569
Total Corporate Bonds — 57.0%
(Cost: $ 28,659,582 ) .............................. 28,384,360
Foreign Agency Obligations
Denmark — 0.2%
Orsted A/S , (5-Year U.K. Government
Bonds Note Generic Bid Yield +
2.14%), 2.50%
,
02/18/3021
(b) (c)
... GBP 100 90,699
Finland — 0.2%
Finnair OYJ , 4.75%
,
05/24/29
(c)
.... EUR 100 105,390
France — 0.3%
Electricite de France SA , (5-Year EUR
Swap Annual + 3.97%), 3.38%
(b) (c) (f)
200 186,654
Italy — 0.2%
Poste Italiane SpA , (5-Year EURIBOR
ICE Swap Rate + 2.68%),
2.63%
(b) (c) (f)
................ 100 93,954
Total Foreign Agency Obligations — 0.9%
(Cost: $ 488,552 ) ................................ 476,697
Foreign Government Obligations
Brazil — 1.9%
Federative Republic of Brazil
6.00% , 08/15/24 ............ BRL —
(i)
48,488
10.00% , 01/01/25 ........... 2 386,496
10.00% , 01/01/27 ........... 3 511,264
946,248
Colombia — 0.2%
Republic of Colombia
5.75% , 11/03/27 ............ COP 263,700 56,215
6.00% , 04/28/28 ............ 177,600 37,407
93,622
Security
Par (000)
Par (000) Value
Czech Republic — 0.2%
Czech Republic
2.75% , 07/23/29 ............ CZK 1,440 $ 57,808
5.00% , 09/30/30 ............ 1,110 49,724
107,532
Hungary — 0.1%
Hungary Government Bond , 6.75%
,
10/22/28 ................. HUF 11,260 30,600
Indonesia — 0.2%
Republic of Indonesia
7.00% , 05/15/27 ............ IDR 614,000 37,818
8.25% , 05/15/36 ............ 559,000 37,210
7.13% , 06/15/38 ............ 808,000 49,566
124,594
Mexico — 2.0%
United Mexican States
10.00% , 12/05/24 ........... MXN 30 163,130
5.75% , 03/05/26 ............ 82 414,702
7.00% , 09/03/26 ............ 13 68,672
8.50% , 03/01/29 ............ 31 158,072
7.50% , 05/26/33 ............ 10 47,149
8.50% , 11/18/38 ............ 29 141,696
993,421
Peru — 0.1%
Republic of Peru
5.94% , 02/12/29
(c)
........... PEN 31 8,088
7.60% , 08/12/39
(a)
........... 117 30,747
38,835
Poland — 0.4%
Republic of Poland
3.25% , 07/25/25 ............ PLN 205 50,020
4.75% , 07/25/29 ............ 194 46,324
2.75% , 10/25/29 ............ 452 98,441
194,785
South Africa — 0.3%
Republic of South Africa
10.50% , 12/21/26 ........... ZAR 990 56,466
8.00% , 01/31/30 ............ 544 27,430
9.00% , 01/31/40 ............ 585 25,332
8.75% , 01/31/44 ............ 837 34,465
143,693
Uruguay — 0.0%
Oriental Republic of Uruguay , 9.75%
,
07/20/33 ................. UYU 174 4,406
Total Foreign Government Obligations — 5.4%
(Cost: $ 2,920,708 ) .............................. 2,677,736
Non-Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations — 1 .4%
United States — 1.4%
(a)
Angel Oak Mortgage Trust, Series
2024-3, Class A1, 4.80%, 11/26/68
(h)
USD 92 89,432
BRAVO Residential Funding Trust,
Series 2024-NQM3, Class A1,
6.19%, 03/25/64
(h)
........... 142 142,266
Chase Home Lending Mortgage Trust,
Series 2024-3, Class A4, 6.00%,
02/25/55
(b)
................ 95 93,951

Schedule of Investments
(unaudited) (continued)
June 30, 2024
BATS: Series I Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
GS Mortgage-Backed Securities Trust,
Series 2024-RPL2, Class A1,
3.75%, 07/25/61
(b)
........... USD 97 $ 91,774
MFA Trust, Series 2022-NQM1, Class
M1, 4.26%, 12/25/66
(b)
........ 100 86,053
PRPM Trust, Series 2024-NQM1, Class
A1, 6.27%, 12/25/68
(h)
........ 97 96,570
Verus Securitization Trust, Series 2024-
INV1, Class A1, 6.12%, 03/25/69
(h)
97 97,174
697,220
Commercial Mortgage-Backed Securities — 6 .3%
United States — 6.3%
(a)
BSST Mortgage Trust, Series 2021-
SSCP, Class A, (1-mo. CME Term
SOFR at 0.75% Floor + 0.86%),
6.19%, 04/15/36
(b)
........... 96 95,212
BX Commercial Mortgage Trust
(b)
Series 2020-VKNG, Class A, (1-mo.
CME Term SOFR at 0.93% Floor
+ 1.04%), 6.37%, 10/15/37 ... 73 72,672
Series 2021-VINO, Class A, (1-mo.
CME Term SOFR at 0.77% Floor
+ 0.77%), 6.10%, 05/15/38 ... 90 88,992
Series 2023-XL3, Class A, (1-mo.
CME Term SOFR at 1.76% Floor
+ 1.76%), 7.09%, 12/09/40 ... 125 125,078
Series 2024-MF, Class A, (1-mo.
CME Term SOFR at 1.44% Floor
+ 1.44%), 6.77%, 02/15/39 ... 125 124,569
Series 2024-XL5, Class A, (1-mo.
CME Term SOFR at 1.39% Floor
+ 1.39%), 6.72%, 03/15/41 ... 120 119,199
BX Trust
(b)
Series 2021-LBA, Class AV, (1-mo.
CME Term SOFR at 0.80% Floor
+ 0.91%), 6.24%, 02/15/36 ... 79 78,142
Series 2021-MFM1, Class A, (1-mo.
CME Term SOFR at 0.70% Floor
+ 0.81%), 6.14%, 01/15/34 ... 96 94,919
Series 2022-GPA, Class A, (1-mo.
CME Term SOFR at 2.17% Floor
+ 2.17%), 7.49%, 08/15/39 ... 123 123,218
Series 2022-VAMF, Class A, (1-mo.
CME Term SOFR at 0.85% Floor
+ 0.85%), 6.18%, 01/15/39 ... 125 123,282
Series 2023-DELC, Class A, (1-mo.
CME Term SOFR at 2.69% Floor
+ 2.69%), 8.02%, 05/15/38 ... 100 100,250
Series 2024-CNYN, Class A, (1-mo.
CME Term SOFR at 1.44% Floor
+ 1.44%), 6.77%, 04/15/29 ... 149 149,128
CENT Trust, Series 2023-CITY, Class
A, (1-mo. CME Term SOFR at
2.62% Floor + 2.62%), 7.95%,
09/15/38
(b)
................ 100 100,500
Citigroup Commercial Mortgage Trust
Series 2020-420K, Class A, 2.46%,
11/10/42 ............... 100 83,238
Series 2023-SMRT, Class A, 6.01%,
10/12/40
(b)
.............. 100 100,107
Great Wolf Trust, Series 2024-WOLF,
Class A, (1-mo. CME Term SOFR
at 1.54% Floor + 1.54%), 6.87%,
03/15/39
(b)
................ 100 99,781
Security
Par (000)
Par (000) Value
United States (continued)
GS Mortgage Securities Corp. Trust
(b)
Series 2022-ECI, Class A, (1-mo.
CME Term SOFR at 2.20% Floor
+ 2.19%), 7.52%, 08/15/39 ... USD 100 $ 100,063
Series 2023-FUN, Class A, (1-mo.
CME Term SOFR at 2.09% Floor
+ 2.09%), 7.42%, 03/15/28 ... 100 100,125
INTOWN Mortgage Trust, Series 2022-
STAY, Class A, (1-mo. CME Term
SOFR at 2.49% Floor + 2.49%),
7.82%, 08/15/39
(b)
........... 125 125,234
J.P. Morgan Chase Commercial
Mortgage Securities Trust, Series
2021-MHC, Class A, (1-mo. CME
Term SOFR at 0.80% Floor +
1.16%), 6.49%, 04/15/38
(b)
..... 123 122,790
KSL Commercial Mortgage Trust,
Series 2023-HT, Class A, (1-mo.
CME Term SOFR at 2.29% Floor +
2.29%), 7.62%, 12/15/36
(b)
..... 100 100,250
MCR Mortgage Trust, Series 2024-HTL,
Class A, (1-mo. CME Term SOFR
at 1.76% Floor + 1.76%), 7.09%,
02/15/37
(b)
................ 86 86,353
MHP, Series 2021-STOR, Class A,
(1-mo. CME Term SOFR at 0.70%
Floor + 0.81%), 6.14%, 07/15/38
(b)
125 124,546
MIRA Trust, Series 2023-MILE, Class
A, 6.75%, 06/10/38 .......... 100 102,967
SHER Trust, Series 2024-DAL, Class A,
(1-mo. CME Term SOFR at 1.64%
Floor + 1.64%), 6.97%, 04/15/37
(b)
150 148,876
SREIT Trust, Series 2021-MFP2,
Class A, (1-mo. CME Term SOFR
at 0.82% Floor + 0.94%), 6.27%,
11/15/36
(b)
................ 125 123,438
STWD Trust, Series 2021-FLWR,
Class A, (1-mo. CME Term SOFR
at 0.58% Floor + 0.69%), 6.02%,
07/15/36
(b)
................ 125 123,361
Taubman Centers Commercial
Mortgage Trust, Series 2022-DPM,
Class A, (1-mo. CME Term SOFR
at 2.19% Floor + 2.19%), 7.51%,
05/15/37
(b)
................ 100 100,500
TTAN MHC, Series 2021-MHC, Class
A, (1-mo. CME Term SOFR at
0.85% Floor + 0.96%), 6.29%,
03/15/38
(b)
................ 96 95,664
3,132,454
Total Non-Agency Mortgage-Backed Securities — 7.7%
(Cost: $ 3,839,575 ) .............................. 3,829,674
U.S. Government Sponsored Agency Securities
Collateralized Mortgage Obligations — 1.0%
(b)
Federal Home Loan Mortgage Corp.
Series 413 , Class F26 , (SOFR 30
day Average at 1.20% Floor
and 7.00% Cap + 1.20%),
6.54% , 05/25/54 ........ 161 160,766
Series 5386 , Class FD , (SOFR
30 day Average at 1.25%
Floor and 7.00% Cap +
1.25%), 6.59% , 03/25/54 .. 30 29,721

Schedule of Investments
(unaudited) (continued)
June 30, 2024
BATS: Series I Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Collateralized Mortgage Obligations (continued)
Series 5425 , Class FK , (SOFR
30 day Average at 1.20%
Floor and 7.00% Cap +
1.20%), 6.54% , 06/25/54 .. USD 104 $ 104,876
Federal National Mortgage Association
Variable Rate Notes , Series
2024-38 , Class FE , (SOFR 30 day
Average at 1.05% Floor and 7.00%
Cap + 1.05%), 6.39% , 06/25/54 .. 188 187,986
483,349
Mortgage-Backed Securities — 11.9%
Uniform Mortgage-Backed Securities
(j)
3.50% , 07/25/54 .......... 6,498 5,750,721
4.50% , 07/25/54 .......... 209 197,023
5,947,744
Total U.S. Government Sponsored Agency Securities
—
12 .9%
(Cost: $ 6,417,983 ) .............................. 6,431,093
Total Long-Term Investments — 102 .6%
(Cost: $ 51,598,886 ) .............................. 51,104,308
Short-Term Securities
Foreign Agency Obligations — 0.1%
Brazil — 0.1%
Letras do Tesouro Nacional , 9.22%
,
10/01/24
(k)
................ BRL —
(i)
82,405
Total Foreign Agency Obligations — 0.1%
(Cost: $ 89,582 ) ................................ 82,405
Security
Par (000)
Pa r (000) Value
Foreign Government Obligations — 0.3%
Mexico — 0.3%
United Mexican States Treasury Bills
(k)
10.25% , 10/03/24 ........... MXN 71 $ 37,978
10.58% , 04/03/25 ........... 196 98,674
136,652
Total Foreign Government Obligations — 0.3%
(Cost: $ 147,210 ) ................................ 136,652
Shares
Shares
Money Market Funds — 4.5%
Dreyfus Treasury Prime Cash
Management Institutional Shares ,
5.19%
(l)
.................. 2,241,634 2,241,634
Total Money Market Funds — 4 .5%
(Cost: $ 2,241,634 ) .............................. 2,241,634
Total Short-Term Securities — 4.9%
(Cost: $ 2,478,426 ) .............................. 2,460,691
Total Investments — 107.5%
(Cost: $ 54,077,312 ) .............................. 53,564,999
Liabilities in Excess of Other Assets — (7.5) % ............ (3,755,626)
Net Assets — 100.0% .............................. $ 49,809,373
(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(c)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(d)
Convertible security.
(e)
Zero-coupon bond.
(f)
Perpetual security with no stated maturity date.
(g)
Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(h)
Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(i)
Rounds to less than 1,000.
(j)
Represents or includes a TBA transaction.
(k)
Rates are discount rates or a range of discount rates as of period end.
(l)
Annualized 7-day yield as of period end.

Schedule of Investments
(unaudited) (continued)
June 30, 2024
BATS: Series I Portfolio

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
U.S. Treasury 10-Year Note ................................................... 6 09/19/24 $ 659 $ (2,714)
U.S. Treasury 10-Year Ultra Note ............................................... 6 09/19/24 680 (1,227)
U.S. Treasury 5-Year Note .................................................... 132 09/30/24 14,060 57,187
53,246
Short Contracts
Euro-Bobl ............................................................... 12 09/06/24 1,496 (6,929)
Euro-Bund .............................................................. 11 09/06/24 1,551 (7,306)
U.S. Treasury Ultra Bond ..................................................... 2 09/19/24 249 1,835
U.S. Treasury 2-Year Note .................................................... 16 09/30/24 3,268 1,931
(10,469)
$ 42,777
Forward Foreign Currency Exchange Contracts
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
COP 323,245,878 USD 77,180 JPMorgan Chase Bank NA 07/17/24 $ 461
HUF 3,254,721 USD 8,800 Barclays Bank plc 07/17/24 20
HUF 2,294,640 USD 6,202 JPMorgan Chase Bank NA 07/17/24 16
IDR 391,675,632 USD 23,913 Barclays Bank plc 07/17/24 30
MXN 528,113 USD 28,398 Barclays Bank plc 07/17/24 402
MXN 405,499 USD 21,846 JPMorgan Chase Bank NA 07/17/24 268
PLN 230,783 USD 56,880 Barclays Bank plc 07/17/24 440
USD 327,439 BRL 1,698,439 HSBC Bank plc 07/17/24 24,141
USD 4,811 BRL 24,816 JPMorgan Chase Bank NA 07/17/24 380
USD 205,954 COP 800,024,225 JPMorgan Chase Bank NA 07/17/24 13,794
USD 12,416 CZK 284,357 Barclays Bank plc 07/17/24 256
USD 122,122 CZK 2,802,620 Standard Chartered Bank 07/17/24 2,274
USD 3,648 HUF 1,305,961 Bank of America NA 07/17/24 109
USD 85,977 IDR 1,390,623,282 Barclays Bank plc 07/17/24 968
USD 58,867 PEN 222,037 Barclays Bank plc 07/17/24 1,096
USD 29,577 PLN 116,838 Barclays Bank plc 07/17/24 559
USD 4,768 UYU 185,018 Bank of America NA 07/17/24 78
ZAR 886,836 USD 48,419 JPMorgan Chase Bank NA 07/17/24 270
USD 41,588 COP 160,759,193 Barclays Bank plc 07/22/24 3,008
CLP 9,446,800 USD 10,000 Barclays Bank plc 07/26/24 37
EUR 12,380 GBP 10,482 Barclays Bank plc 07/26/24 21
GBP 10,945 USD 13,834 Standard Chartered Bank 07/26/24 4
HUF 18,770,420 USD 50,476 Barclays Bank plc 07/26/24 371
IDR 327,510,765 USD 19,876 Barclays Bank plc 07/26/24 141
INR 1,519,222 USD 18,162 HSBC Bank plc 07/26/24 46
KRW 26,302,663 USD 18,949 Barclays Bank plc 07/26/24 134
MXN 755,727 USD 41,000 Bank of America NA 07/26/24 152
PLN 77,805 EUR 17,955 Bank of America NA 07/26/24 71
RON 32,752 USD 7,029 JPMorgan Chase Bank NA 07/26/24 16
THB 733,638 USD 20,000 HSBC Bank plc 07/26/24 31
USD 31,000 BRL 169,362 Barclays Bank plc 07/26/24 791
USD 21,500 CLP 20,120,130 Barclays Bank plc 07/26/24 123
USD 20,600 CLP 19,380,892 JPMorgan Chase Bank NA 07/26/24 9
USD 14,785 COP 61,636,993 JPMorgan Chase Bank NA 07/26/24 3
USD 72,697 MXN 1,334,305 HSBC Bank plc 07/26/24 39
USD 48,933 PLN 196,089 Barclays Bank plc 07/26/24 235
USD 13,965 SEK 146,646 HSBC Bank plc 07/26/24 112
USD 38,187 ZAR 684,089 JPMorgan Chase Bank NA 07/26/24 656
ZAR 570,074 USD 31,000 Barclays Bank plc 07/26/24 276

Schedule of Investments
(unaudited) (continued)
June 30, 2024
BATS: Series I Portfolio

Forward Foreign Currency Exchange Contracts (continued)
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
USD 31,000 BRL 173,568 JPMorgan Chase Bank NA 08/02/24 $ 68
USD 15,054 COP 59,839,200 Barclays Bank plc 08/13/24 741
USD 30,664 COP 125,126,200 Barclays Bank plc 08/14/24 738
USD 60,726 BRL 317,730 JPMorgan Chase Bank NA 08/15/24 4,181
USD 125,000 BRL 695,370 Barclays Bank plc 09/18/24 1,713
USD 778,369 BRL 4,246,035 HSBC Bank plc 09/18/24 25,563
USD 248,301 CHF 219,000 HSBC Bank plc 09/18/24 2,195
USD 22,592 EUR 21,000 Barclays Bank plc 09/18/24 16
USD 38,975 EUR 36,000 JPMorgan Chase Bank NA 09/18/24 272
USD 14,557,375 EUR 13,522,000 Standard Chartered Bank 09/18/24 20,278
USD 690,026 GBP 544,000 Bank of America NA 09/18/24 1,951
USD 564,625 GBP 445,000 HSBC Bank plc 09/18/24 1,770
USD 652,984 GBP 515,000 JPMorgan Chase Bank NA 09/18/24 1,590
USD 500,990 GBP 395,000 Standard Chartered Bank 09/18/24 1,377
USD 125,000 MXN 2,306,154 Barclays Bank plc 09/18/24 497
USD 103,250 BRL 537,935 JPMorgan Chase Bank NA 10/02/24 8,026
USD 100,691 MXN 1,770,831 HSBC Bank plc 10/24/24 5,625
128,439
BRL 319,994 USD 59,278 JPMorgan Chase Bank NA 07/17/24 (2,135)
COP 80,225,007 USD 20,768 JPMorgan Chase Bank NA 07/17/24 (1,499)
CZK 493,571 USD 21,450 Barclays Bank plc 07/17/24 (343)
PEN 72,056 USD 19,091 Barclays Bank plc 07/17/24 (344)
PEN 31,164 USD 8,151 Standard Chartered Bank 07/17/24 (43)
USD 90,377 MXN 1,680,264 Barclays Bank plc 07/17/24 (1,253)
USD 65,173 ZAR 1,193,832 Barclays Bank plc 07/17/24 (370)
USD 61,948 ZAR 1,137,382 HSBC Bank plc 07/17/24 (497)
ZAR 328,974 USD 18,261 JPMorgan Chase Bank NA 07/17/24 (200)
COP 16,150,600 USD 4,129 Barclays Bank plc 07/18/24 (250)
BRL 1,289,082 USD 235,953 Barclays Bank plc 07/26/24 (6,019)
CLP 38,759,148 USD 41,303 Barclays Bank plc 07/26/24 (123)
CNY 204,224 USD 28,091 HSBC Bank plc 07/26/24 (60)
COP 257,142,210 USD 62,000 Barclays Bank plc 07/26/24 (332)
CZK 1,752,329 USD 75,060 Barclays Bank plc 07/26/24 (112)
EUR 1,858 HUF 740,300 JPMorgan Chase Bank NA 07/26/24 (13)
JPY 3,370,916 USD 21,301 Standard Chartered Bank 07/26/24 (270)
MYR 294,085 USD 62,518 Barclays Bank plc 07/26/24 (149)
PEN 61,970 USD 16,304 Barclays Bank plc 07/26/24 (181)
THB 1,548,877 USD 42,308 HSBC Bank plc 07/26/24 (18)
USD 26,569 EUR 24,826 Standard Chartered Bank 07/26/24 (49)
USD 18,949 KRW 26,125,110 Barclays Bank plc 07/26/24 (5)
USD 20,600 MXN 381,368 Barclays Bank plc 07/26/24 (167)
USD 27,664 PLN 112,078 JPMorgan Chase Bank NA 07/26/24 (170)
ZAR 877,850 USD 49,000 Standard Chartered Bank 07/26/24 (839)
COP 38,098,800 USD 9,505 Barclays Bank plc 08/15/24 (394)
BRL 1,631,239 USD 299,000 Barclays Bank plc 09/18/24 (9,787)
USD 603,179 MXN 11,353,000 Standard Chartered Bank 09/18/24 (9,736)
COP 59,839,200 USD 14,780 Barclays Bank plc 10/23/24 (614)
COP 160,759,193 USD 40,371 Barclays Bank plc 02/21/25 (2,947)
COP 70,876,800 USD 17,238 Barclays Bank plc 02/24/25 (745)
(39,664)
$ 88,775

Schedule of Investments
(unaudited) (continued)
June 30, 2024
BATS: Series I Portfolio

Centrally Cleared Credit Defa ul t Swaps — Sell Protection
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency
Termination
Date
Credit
Rating
(a)
Notional
Amount (000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Markit CDX North American
High Yield Index Series
42.V1 ........... 5 .00 % Quarterly 06/20/29 B+ USD 588 $ 37,444 $ 37,920 $ (476)
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
Centrally Cleared Interest Rate Swap s
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Effective
Date
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
3-mo. WIBOR Quarterly 5.86% Annual N/A 03/20/25 PLN 175 $ 611 $ — $ 611
3-mo. WIBOR Quarterly 5.70% Annual N/A 06/19/25 PLN 153 (38) — (38)
3-mo. WIBOR Quarterly 5.80% Annual N/A 06/19/25 PLN 65 (1) — (1)
8.02% Quarterly 3-mo. JIBAR Quarterly 03/26/25
(a)
03/26/26 ZAR 999 (172) — (172)
8.45% Quarterly 3-mo. JIBAR Quarterly 03/26/25
(a)
03/26/26 ZAR 211 (81) — (81)
4.53% Annual 1-day SOFR Annual N/A 04/01/26 USD 4,000 18,656 — 18,656
8.18% Quarterly 3-mo. JIBAR Quarterly N/A 04/02/26 ZAR 321 (78) — (78)
8.15% Quarterly 3-mo. JIBAR Quarterly 05/07/25
(a)
05/07/26 ZAR 1,628 (395) — (395)
7.97% Quarterly 3-mo. JIBAR Quarterly 06/06/25
(a)
06/06/26 ZAR 3,014 (448) — (448)
4.31% Annual 1-day SOFR Annual N/A 08/31/28 USD 5,250 (30,591) — (30,591)
1-day SOFR Annual 3.86% Annual N/A 04/01/31 USD 400 (4,608) — (4,608)
1-day MIBOR Semi-Annual 6.44% Semi-Annual 09/18/24
(a)
09/18/34 INR 30,000 (197) — (197)
$ (17,342) $ — $ (17,342)
(a)
Forward swap.
OTC Interest Rate Swaps
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency Counterparty
Effective
Date
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
10.34% At Termination
1-day
BZDIOVER At Termination
JPMorgan Chase Bank
NA N/A 07/01/24 BRL 1,307 $ 63 $ — $ 63
1-day
BZDIOVER At Termination 10.68% At Termination
JPMorgan Chase Bank
NA N/A 01/02/25 BRL 1,235 — — —
9.80% At Termination 1-day IBR At Termination HSBC Bank plc N/A 05/10/25 COP 413,053 71 — 71
1-day CLICP At Termination 4.95% At Termination Bank of America NA 04/01/25
(a)
04/01/26 CLP 42,666 (99) — (99)
11.59% At Termination
1-day
BZDIOVER At Termination Bank of America NA N/A 01/04/27 BRL 234 261 — 261
1-day
BZDIOVER At Termination 10.05% At Termination Barclays Bank plc N/A 01/04/27 BRL 147 (1,163) — (1,163)
1-day
BZDIOVER At Termination 10.81% At Termination Bank of America NA N/A 01/04/27 BRL 13 (57) — (57)
4.98% Semi-Annual 1-day CLICP Semi-Annual Bank of America NA 04/01/26
(a)
04/01/28 CLP 45,734 222 — 222
$ (702) $ — $ (702)
(a)
Forward swap.

Schedule of Investments
(unaudited) (continued)
June 30, 2024
BATS: Series I Portfolio

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation
Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/ or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
The following reference rates, and their values as of period end, are used for security descriptions:
Reference Index Reference Rate
1-day BZDIOVER ..................................... Overnight Brazil CETIP — Interbank Rate 0 .04%
1-day CLICP ......................................... Chile Indice de Camara Promedio Interbank Overnight Index 0 .02
1-day IBR ........................................... Colombian Reference Banking Indicator 10 .96
1-day MIBOR ........................................ Mumbai Interbank Offered Rate 6 .86
1-day SOFR ......................................... Secured Overnight Financing Rate 5 .34
3-mo. JIBAR ......................................... Johannesburg Interbank Average Rate 8 .35
3-mo. WIBOR ........................................ Warsaw Interbank Offered Rate 5 .75
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities ................................... $ — $ 9,304,748 $ — $ 9,304,748
Corporate Bonds ........................................ — 28,384,360 — 28,384,360
Foreign Agency Obligations ................................. — 476,697 — 476,697
Foreign Government Obligations .............................. — 2,677,736 — 2,677,736
Non-Agency Mortgage-Backed Securities ........................ — 3,829,674 — 3,829,674
U.S. Government Sponsored Agency Securities .................... — 6,431,093 — 6,431,093
Short-Term Securities
Foreign Agency Obligations ................................. — 82,405 — 82,405
Foreign Government Obligations .............................. — 136,652 — 136,652
Money Market Funds ...................................... 2,241,634 — — 2,241,634
$ 2,241,634 $ 51,323,365 $ — $ 53,564,999
Derivative Financial Instruments
(a)
Assets
Foreign currency exchange contracts ............................ $ — $ 128,439 $ — $ 128,439
Interest rate contracts ....................................... 60,953 19,884 — 80,837
Liabilities
Credit contracts ........................................... — (476) — (476)
Foreign currency exchange contracts ............................ — (39,664) — (39,664)
Interest rate contracts ....................................... (18,176) (37,928) — (56,104)
$ 42,777 $ 70,255 $ — $ 113,032

Schedule of Investments
(unaudited) (continued)
June 30, 2024
BATS: Series I Portfolio

(a)
Derivative financial instruments are swaps, futures contracts and forward foreign currency exchange contracts. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Currency Abbreviation
BRL Brazilian Real
CHF Swiss Franc
CLP Chilean Peso
CNY Chinese Yuan
COP Colombian Peso
CZK Czech Koruna
EUR Euro
GBP British Pound
HUF Hungarian Forint
IDR Indonesian Rupiah
INR Indian Rupee
JPY Japanese Yen
KRW South Korean Won
MXN Mexican Peso
MYR Malaysian Ringgit
PEN Peruvian Sol
PLN Polish Zloty
RON Romanian Leu
SEK Swedish Krona
THB Thai Baht
USD United States Dollar
UYU Uruguayan Peso
ZAR South African Rand
Portfolio Abbreviation
BZDIOVER Overnight Brazil CETIP — Interbank Rate
CLICP Chile Indice de Camara Promedio Interbank Overnight Index
CLO Collateralized Loan Obligation
EURIBOR Euro Interbank Offered Rate
IBR Colombian Reference Banking Indicator
JIBAR Johannesburg Interbank Average Rate
MIBOR Mumbai Interbank Offered Rate
OTC Over-the-counter
PIK Payment-In-Kind
SOFR Secured Overnight Financing Rate
WIBOR Warsaw Interbank Offered Rate